DERIVATIVE FINANCIAL INSTRUMENTS Details 3 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 40.5	$ 42.2
Derivative Liability, Fair Value, Gross Liability	46.4	44.1
Derivative, Fair Value, Net	(5.9)	(1.9)
Other Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0
Equity Contract | Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset		0.3
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	0.7	0
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	7.1	2.9
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	13.0	6.0
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	33.4	39.3
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Long term debt less current portion [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 33.4	$ 38.1